Expense Example {- Consumer Staples Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Consumer Staples Portfolio - VIP Consumer Staples Portfolio-Initial VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810